Taxes - Other taxes (Details) $ in Billions		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2025 COP ($) item	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 13, 2022
Disclosure of detailed information about income tax [Line Items]
Nominal income rate		35.00%	35.00%	35.00%
Capital debt ratio		3
Applicable Tax Rate For Fixed Assets	35
Presumptive income tax						0.00%
Percentage Of Industry And Commerce Tax Discount					100.00%
Maximum Percentage of Value-Added Tax Withholding Rate		50.00%
Value Added Tax Rate		19.00%					20.00%
Description of audit benefit terms		Audit benefit: For the fiscal years 2022 and 2023, this Law reduces the time in which the tax authorities can audit an income tax return, from 5 years to between 6 to 12 months, depending on whether the net income tax increased to 35% or 25% with respect to that income tax return in the last fiscal year.
Free zone tax rate		20.00%
Income tax rate for future years in free zones		15.00%
Percentage of income tax rate for foreign legal entities			0.00%
Percentage of ZOMAC and income from hotel service			15.00%
Percentage of minimum tax rate for publishing companies			9.00%
Percentage of right to discount			30.00%
Maximum deduction rate per year							3.00%
Industry and Commerce Tax Deduction Rate				100.00%
Percentage of dividend tax rate as withholding tax on income							10.00%
Vat rate		19.00%					20.00%
Special Tax Rate		1.00%
Stamp Tax Rate		1.00%
Threshold for Levying Stamp Tax | item		6,000
Stamp Tax Threshold Amount | $		$ 298,794,000
Special tax fiscal stability rate		1
Dividend Tax Rate
Disclosure of detailed information about income tax [Line Items]
Withholding Dividend Tax Rate		10.00%
2022
Disclosure of detailed information about income tax [Line Items]
Applicable income tax rate before update					30.00%
2022 | Dividend Tax Rate
Disclosure of detailed information about income tax [Line Items]
Withholding Dividend Tax Rate					10.00%
Nominal income rate		35.00%
Colombia
Disclosure of detailed information about income tax [Line Items]
Presumptive income tax	50.00%
Colombia | 2022
Disclosure of detailed information about income tax [Line Items]
Nominal income rate					35.00%
Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Nominal income rate		35.00%	35.00%	35.00%
Ecopetrol Group | Colombia
Disclosure of detailed information about income tax [Line Items]
Income tax rate for future years in free zones		15.00%